Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
July to December 2021	$ 76,097
2022	202,532
2023	247,648
2024	303,072
2025	235,478
2026 and thereafter	358,469
Total	$ 1,423,296	$ 1,509,794